Average Annual Total Returns	AlphaMark Large Cap Growth Fund AlphaMark Large Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Large Cap Growth Fund - Return After Taxes on Distributions AlphaMark Large Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Large Cap Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares AlphaMark Large Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Large Cap Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 12/19/2014 - 12/19/2014	AlphaMark Small Cap Growth Fund AlphaMark Small Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Small Cap Growth Fund - Return After Taxes on Distributions AlphaMark Small Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Small Cap Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares AlphaMark Small Cap Growth Fund Shares 12/19/2014 - 12/19/2014	AlphaMark Small Cap Growth Fund Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 12/19/2014 - 12/19/2014
[AverageAnnualReturnAbstract]
1 Year	34.35%	31.73%	21.60%	32.39%	27.74%	25.73%	16.89%	43.30%
5 Years	17.23%	16.17%	14.04%	17.94%	18.77%	17.51%	15.35%	22.58%
Since Inception	14.87%	13.86%	12.07%	15.87%	15.78%	14.59%	12.82%	19.99%
Inception Date	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008	Oct. 31, 2008